Accrued Expenses - Schedule of Accrued Expenses (Detail) - USD ($) $ in Thousands	Oct. 31, 2015	Jan. 31, 2015	Nov. 01, 2014	Feb. 01, 2014
Payables and Accruals [Abstract]
Accrued compensation and benefits	$ 9,350	$ 8,307	$ 7,450	$ 5,948
Sales and use taxes	2,538	1,273	1,970	1,245
Accrued real estate related	2,271	1,631	1,495	1,170
Accrued insurance	3,091	2,134	2,156	1,992
Accrued advertising	2,811	3,421	2,289	3,342
Accrued interest	259	178	3,964	3,663
Accrued freight	3,428	2,766	3,551	1,623
Other	7,573	7,930	6,020	6,494
Total accrued expenses	$ 31,321	$ 27,640	$ 28,895	$ 25,477